Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity
10.	Equity

Changes in equity for the three months ended March 31, 2012 and 2011 are as follows:

Three months ended March 31, 2012	Shareholders’ equity						Total equity
In millions	Outstanding shares	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interests
Balance at December 31, 2011	170.9	$2	$3,153	$292	$(265)	$19	$3,201
Net income	0	0	0	49	0	1	50
Other comprehensive income (loss)	0	0	0	0	40	0	40
Dividends declared	0	0	0	(43)	0	0	(43)
Purchase of non-controlling interest	0	0	(4)	0	0	0	(4)
Share-based employee compensation	1.3	0	(7)	0	0	0	(7)
Exercises of stock options	0.6	0	14	0	0	0	14

Balance at March 31, 2012	172.8	$2	$3,156	$298	$(225)	$20	$3,251

Three months ended March 31, 2011	Shareholders’ equity						Total equity
In millions	Outstanding shares	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interests
Balance at December 31, 2010	168.3	$2	$3,075	$219	$(10)	$20	$3,306
Net income	0	0	0	65	0	1	66
Other comprehensive income (loss)	0	0	0	0	69	0	69
Dividends declared	0	0	0	(43)	0	0	(43)
Share-based employee compensation	0.6	0	7	0	0	0	7
Exercises of stock options	0.6	0	10	0	0	0	10

Balance at March 31, 2011	169.5	$2	$3,092	$241	$59	$21	$3,415

J.	Shareholders’ equity

The value included in common stock at December 31, 2011 and 2010 reflects the outstanding shares of common stock at $0.01 par value per share.

During 2011, there were no purchases and retirements of MWV common stock. During 2010, MWV purchased and retired 3.9 million of its common shares for $92 million. Of the shares repurchased, 2.1 million shares were purchased pursuant to an existing authorization provided by the company’s Board of Directors in October of 2005 (the “2005 authorization”) and 1.8 million shares were purchased pursuant to an existing authorization provided by the company’s Board of Directors in June of 2010 (the “2010 authorization”). At December 31, 2011 and 2010 there were no remaining shares available for purchase under the 2005 authorization and 3.2 million shares remain available for purchase under the 2010 authorization. Both the 2005 and 2010 authorizations were established to avoid dilution of earnings per share pursuant to exercises of employee stock options and stock grants to employees.

The cumulative components at year end of accumulated other comprehensive loss for 2011 and 2010 are as follows:

	December 31,
In millions	2011	2010
Foreign currency translation	$50	$162
Adjustments related to pension and other benefit plans	(307)	(169)
Unrealized loss on derivative instruments	(8)	(3)

	$(265)	$(10)

At December 31, 2011, there were authorized and available for issue 30 million shares of preferred stock, par value $0.01 per share, of which six million shares were designated as Series A Junior Participating Preferred Stock and reserved for issuance upon exercise of the rights.

Dividends declared were $1.00, $0.94, and $0.92 per share for the years ended December 31, 2011, 2010, and 2009, respectively. Dividends paid were $170 million, $160 million and $157 million for the years ended December 31, 2011, 2010 and 2009, respectively.